Nature and extent of risk arising from financial instruments (Details 1) $ in Thousands, $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash	$ 29,268		$ 67,762
Derivative financial liabilities	$ 419		$ 12,688
Foreign Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash		$ 3,553		$ 29,032
Investment portfolio		5,958		9,954
Derivative financial liabilities		(310)		(10,008)
Debentures		$ (4,562)		$ (4,792)